UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02715

Exact name of registrant as specified in charter:	Delaware Group® State Tax-Free Income Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Pennsylvania Fund

May 31, 2013

	Principal
	amount	Value
Municipal Bonds – 98.49%
Corporate-Backed Revenue Bonds – 6.24%
Allegheny County Industrial Development Authority Environmental Improvement Revenue
(U.S. Steel Corp.) 6.75% 11/1/24	$2,475,000	$2,855,234
Dauphin County Industrial Development Authority Water Revenue
(Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17	1,750,000	2,061,465
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Allegheny Energy Supply) 7.00% 7/15/39	6,500,000	7,714,070
•(Shipping Port Project) Series A 2.55% 11/1/41	2,500,000	2,523,100
Pennsylvania Economic Development Financing Authority Sewer Sludge Disposal Revenue
(Philadelphia Biosolids Facility) 6.25% 1/1/32	2,500,000	2,824,950
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Procter & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,381,390
Pennsylvania Economic Development Financing Authority Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	3,264,818
		34,625,027
Education Revenue Bonds – 23.79%
Allegheny County Higher Education Building Authority Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	838,958
7.00% 11/1/40	1,000,000	1,128,650
(Carnegie Mellon University Project)
5.00% 3/1/28	3,000,000	3,530,190
Series A 5.00% 3/1/24	500,000	599,275
(Chatham University Project) Series A
5.00% 9/1/30	1,500,000	1,622,775
5.00% 9/1/35	1,000,000	1,058,770
(Duquesne University) Series A 5.00% 3/1/33	600,000	675,090
(Robert Morris University Project) Series A
5.50% 10/15/30	1,275,000	1,402,832
5.75% 10/15/40	2,200,000	2,442,110
Bucks County Industrial Development Authority Revenue (George School Project) 5.00% 9/15/36	4,455,000	4,971,022
Chester County Industrial Development Authority Student Housing Revenue
(West Chester University Project) Series A
5.00% 8/1/30	1,100,000	1,189,947
5.00% 8/1/45	1,250,000	1,308,675
Delaware County Authority
(Eastern University) 5.25% 10/1/32	3,000,000	3,158,070
(Villanova University) 5.00% 8/1/21	1,745,000	2,066,935
East Hempfield Township Industrial Development Authority (Student Services Income- Student Housing Project)
5.00% 7/1/30	1,000,000	1,079,690
5.00% 7/1/35	1,000,000	1,062,640
5.00% 7/1/45	2,500,000	2,625,175
Erie Higher Education Building Authority College Revenue (Mercyhurst College Project) Refunding
Series B 5.00% 3/15/23	750,000	761,415
Huntingdon County General Authority Revenue (Juniata College) Series A 5.00% 5/1/30	2,650,000	2,895,841
Lehigh County General Purpose Authority Revenue (Muhlenberg College Project)
5.00% 2/1/29	740,000	808,702
5.25% 2/1/34	1,000,000	1,094,850
5.25% 2/1/39	2,750,000	2,988,673
Montgomery County Higher Education & Health Authority Revenue (Arcadia University)
5.625% 4/1/40	2,375,000	2,595,471
Northampton County General Purpose Authority Revenue (Higher Education-Lehigh University)
5.00% 11/15/39	4,000,000	4,318,839
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University Project)
Series A 5.25% 3/1/42	1,000,000	1,054,050

Pennsylvania Higher Educational Facilities Authority College & University Revenue
(AICUP Financing Program) Refunding 5.00% 6/1/32	2,000,000	2,147,300
(AICUP Financing Program-Delaware Valley College) 5.00% 11/1/27	1,250,000	1,369,850
(AICUP Financing Program-Gwynedd Mercy College Project) Series KK1 5.375% 5/1/42	1,300,000	1,368,107
(AICUP Financing Program-St. Francis University) Series JJ2 6.25% 11/1/41	2,355,000	2,594,197
(Drexel University Project) Refunding
5.00% 5/1/18	500,000	583,040
5.00% 5/1/20	250,000	294,480
(Edinboro University Foundation)
5.875% 7/1/38	3,500,000	3,797,360
6.00% 7/1/42	1,400,000	1,523,564
6.00% 7/1/43	2,500,000	2,795,875
(Indiana University-Student Housing Project) Series A
5.00% 7/1/27	1,740,000	1,898,375
5.00% 7/1/41	1,500,000	1,576,485
(Philadelphia University Project) 5.00% 6/1/35	1,665,000	1,702,646
(Shippensburg University Student Services)
5.00% 10/1/35	500,000	542,655
5.00% 10/1/44	1,500,000	1,608,555
6.25% 10/1/43	2,000,000	2,333,080
(Slippery Rock University Foundation) Series A 5.00% 7/1/39 (SGI)	4,000,000	4,119,559
(Temple University) First Series
5.00% 4/1/21	500,000	596,855
5.00% 4/1/22	1,200,000	1,435,140
(Thomas Jefferson University Project)
5.00% 3/1/24	1,115,000	1,286,777
Series B 4.125% 9/1/26 (AMBAC)	1,000,000	1,022,510
(Trustees of the University of Pennsylvania)
5.00% 9/1/29	1,000,000	1,143,760
Series A 5.00% 9/1/29	1,000,000	1,145,150
Series A 5.00% 9/1/41	5,000,000	5,538,949
(University of Pennsylvania) Series B
5.00% 9/1/26	1,450,000	1,663,150
5.00% 9/1/27	1,550,000	1,769,496
5.00% 9/1/30	1,000,000	1,122,550
5.00% 9/1/31	250,000	279,728
5.00% 9/1/32	1,000,000	1,115,280
(University of Sciences) 5.00% 11/1/42	2,000,000	2,146,660
(University Properties-East Stroudsburg University of Pennsylvania) 5.00% 7/1/42	1,750,000	1,832,758
(Ursinus College Project) Un-refunded Balance 5.125% 1/1/33 (RADIAN)	900,000	900,981
(Widener University)
5.00% 7/15/39	3,000,000	3,052,680
5.375% 7/15/29	650,000	653,367
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Charter Project) Series A 5.75% 8/15/32	4,000,000	4,132,079
(Green Woods Charter School) Series A
5.50% 6/15/22	1,165,000	1,186,553
5.75% 6/15/42	2,500,000	2,524,475
(International Apartments Temple University) Series A
5.375% 6/15/30	1,500,000	1,591,875
5.625% 6/15/42	3,000,000	3,165,540
(Master Charter School Project) 6.00% 8/1/35	1,610,000	1,788,163
(New Foundation Charter School Project) 6.625% 12/15/41	1,000,000	1,096,810
Philadelphia Redevelopment Authority Revenue (Beech Student Housing Complex Project) Series A
5.50% 7/1/35 (ACA)	1,525,000	1,490,627
5.625% 7/1/28 (ACA)	1,000,000	1,000,930
University of Pittsburgh Commonwealth System of Higher Education Refunding (University Capital Project)
Series B 5.25% 9/15/25	8,075,000	9,733,443
		131,950,059
Electric Revenue Bonds – 1.11%
Philadelphia Gas Works Revenue (8th-1998 General Ordinance) Refunding Series A
5.00% 8/1/15	2,640,000	2,840,138
5.00% 8/1/16	3,000,000	3,303,390
		6,143,528
Healthcare Revenue Bonds – 24.67%
Allegheny County Hospital Development Authority Revenue (University of Pittsburgh Medical Center)
5.50% 8/15/34	3,980,000	4,585,358
Berks County Municipal Authority Revenue (Reading Hospital & Medical Center Project) Series A-3 5.50% 11/1/31	10,000,000	11,648,899
Butler County Hospital Authority Revenue (Butler Health System Project) 7.25% 7/1/39	8,000,000	9,676,959
Central Bradford Progress Authority (Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,111,580

Cumberland County Municipal Authority Revenue (Diakon Lutheran Ministries Project)
5.00% 1/1/36	2,500,000	2,571,675
6.375% 1/1/39	5,000,000	5,549,150
Dauphin County General Authority Health System Revenue (Pinnacle Health System Project)
Series A 6.00% 6/1/36	5,000,000	5,586,650
Franklin County Industrial Development Authority Revenue (Chambersburg Hospital Project)
5.375% 7/1/42	4,980,000	5,396,975
Geisinger Authority Health System Series A-1 5.125% 6/1/41	4,000,000	4,416,360
Lancaster County Hospital Authority Revenue
(Brethren Village Project) Series A 6.50% 7/1/40	3,000,000	3,178,950
(St. Anne's Retirement Community)
5.00% 4/1/27	1,425,000	1,470,087
5.00% 4/1/33	1,830,000	1,849,416
Lehigh County General Purpose
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	990,650
5.25% 7/1/42	1,500,000	1,474,665
(Lehigh Valley Health Network) 4.00% 7/1/33	2,500,000	2,537,075
Monroe County Hospital Authority (Pocono Medical Center) Series A
5.00% 1/1/32	1,150,000	1,230,661
5.00% 1/1/41	1,500,000	1,589,565
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,184,480
5.00% 2/15/42	6,000,000	6,489,120
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital) Series A 5.125% 6/1/33	5,000,000	5,359,400
(Abington Memorial Hospital Obligation Group) 5.00% 6/1/31	2,000,000	2,203,120
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
Refunding 5.00% 11/15/27	1,250,000	1,371,650
Refunding 5.00% 11/15/28	1,600,000	1,740,128
Refunding 5.00% 11/15/29	680,000	726,791
Series A-1 6.25% 11/15/29	700,000	801,444
Series B 5.00% 11/15/22	3,000,000	3,187,650
Montgomery County Industrial Development Authority Revenue
(Foulkeways at Gwynedd Project) Series A
5.00% 12/1/24	1,000,000	1,043,530
5.00% 12/1/30	1,500,000	1,545,000
(New Regional Medical Center Project) 5.375% 8/1/38 (FHA)	1,000,000	1,132,450
(Whitemarsh Continuing Care)
6.125% 2/1/28	3,000,000	3,047,580
6.25% 2/1/35	1,000,000	1,013,840
Northampton County Industrial Development Authority (Morningstar Senior Living)
5.00% 7/1/27	1,400,000	1,485,974
5.00% 7/1/32	1,275,000	1,328,818
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23	5,000,000	5,804,200
Pennsylvania Economic Development Financing Authority Revenue (Dr. Gertrude A. Barber Center Project)
5.90% 12/1/30 (RADIAN)	2,250,000	2,252,678
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health Care System)
5.00% 8/15/24	4,850,000	5,628,183
5.25% 8/15/26	3,910,000	4,533,997
5.75% 8/15/23	2,500,000	3,065,325
Series A 5.00% 8/15/42	1,000,000	1,092,020
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Refunding
(Temple University Health System) Series A 5.50% 7/1/30	5,000,000	5,235,650
South Fork Municipal Hospital Authority Revenue (Conemaugh Health Systems Project) 5.50% 7/1/29	3,500,000	3,810,800
St. Mary Hospital Authority Health System Revenue (Catholic Health East) 6.25% 11/15/34	4,875,000	5,552,040
Westmoreland County Industrial Development Authority Revenue
(Health System-Excela Health Project) Series A 5.125% 7/1/30	1,200,000	1,305,276
		136,805,819
Housing Revenue Bonds – 2.60%
Bucks County Industrial Development Authority Multi-Family Housing Revenue Guaranteed
(New Hope Manor Project) Series A
5.40% 3/1/22 (AMT)	1,165,000	1,167,027
5.50% 3/1/41 (AMT)	5,340,000	5,345,500
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue Series 106B 4.80% 4/1/28	5,200,000	5,576,376
Philadelphia Authority for Industrial Development Revenue (Germantown Senior Living Presbyterian Homes Project)
Series A 5.625% 7/1/35 (HUD)	2,295,000	2,324,468
		14,413,371

Lease Revenue Bonds – 5.69%
Allegheny County Industrial Development Authority Lease Revenue (Residential Resource Income Project)
5.10% 9/1/26	1,335,000	1,349,618
5.125% 9/1/31	1,135,000	1,140,130
Pennsylvania Commonwealth Financing Authority Revenue Series B 5.00% 6/1/31 (ASSURED GTY)	10,000,000	10,955,601
Pennsylvania Economic Development Financing Authority (Unemployment Compensation Revenue)
Series B 5.00% 1/1/20	7,000,000	8,389,990
Pennsylvania Industrial Development Authority (Economic Development) Un-refunded Balance 5.50% 7/1/23	4,385,000	5,177,764
Philadelphia Municipal Authority Lease Revenue 6.50% 4/1/39	4,000,000	4,516,520
		31,529,623
Local General Obligation Bonds – 6.11%
Allegheny County
Series C-65 5.00% 5/1/18	3,765,000	4,324,065
Series C-69 5.00% 12/1/28	1,000,000	1,117,350
Series C-70 5.00% 12/1/33	2,205,000	2,387,817
Bethel Park School District 5.10% 8/1/33	3,000,000	3,503,760
Central Bucks School District Series B 5.00% 5/15/20	2,295,000	2,790,812
Central County Series B 4.00% 7/1/26	915,000	978,108
Chester County
5.00% 11/15/32	5,725,000	6,669,739
5.00% 11/15/33	2,625,000	3,047,441
Series C 5.00% 7/15/29	3,000,000	3,531,060
City of Pittsburgh Series B 5.00% 9/1/26	3,000,000	3,415,080
Fox Chapel Area School District 5.00% 8/1/25	1,000,000	1,197,490
Mount Lebanon School District Series A 5.00% 2/15/34	800,000	906,928
		33,869,650
§Pre-Refunded/Escrowed to Maturity Bonds – 5.85%
Delaware County Authority Health Facilities Revenue (Mercy Health Project) 6.00% 12/15/26	3,500,000	3,861,550
Pennsylvania Higher Educational Facilities Authority Revenue
(University of the Arts Project) 5.20% 3/15/25 (RADIAN)	4,490,000	5,450,636
(Ursinus College) 5.125% 1/1/33-13 (RADIAN)	1,100,000	1,104,488
Pennsylvania Industrial Development Authority Revenue (Economic Development) 5.50% 7/1/23-18	615,000	749,445
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center Project) 6.65% 12/1/19	11,730,000	14,123,858
Pittsburgh Water & Sewer Authority Revenue 7.25% 9/1/14 (FGIC)	2,325,000	2,435,926
Puerto Rico Highway & Transportation Authority Revenue
Series AA 5.50% 7/1/18 (NATL-RE)	3,835,000	4,709,648
Series 2011 G 5.00% 7/1/33-13	10,000	10,040
		32,445,591
Resource Recovery Revenue Bond – 0.58%
Pennsylvania Economic Development Financing Authority Refunding
(Colver Project) Series F 4.625% 12/1/18 (AMBAC) (AMT)	3,135,000	3,195,380
		3,195,380
Special Tax Revenue Bonds – 6.39%
Allentown Neighborhood Improvement Zone Development Authority Series A 5.00% 5/1/42	3,500,000	3,682,385
Guam Government Limited Obligation Revenue (Section 30) Series A
5.625% 12/1/29	90,000	98,433
5.75% 12/1/34	3,050,000	3,341,001
Pennsylvania Intergovernmental Cooperation Authority (Philadelphia Funding Program) 5.00% 6/15/21	2,000,000	2,387,980
Pittsburgh & Allegheny County Sports & Exhibition Authority Refunding 5.00% 2/1/35 (AGM)	4,750,000	5,050,770
Puerto Rico Sales Tax Financing Revenue First Subordinate
Ω(Convertible Capital Appreciation Bond) Series A 6.75% 8/1/32	3,275,000	3,355,107
Series A 5.50% 8/1/42	5,080,000	5,370,931
Series A 6.50% 8/1/44	3,750,000	4,263,075
Series A-1 5.00% 8/1/43	3,555,000	3,664,103
Series C 5.25% 8/1/40	3,000,000	3,218,910
•Washington County Redevelopment Authority Revenue (Victory Centre Project-Tanger)
Series A 5.45% 7/1/35	1,000,000	1,022,680
		35,455,375

State & Territory General Obligation Bonds – 5.55%
Pennsylvania
First Series
5.00% 4/1/26	1,500,000	1,803,345
5.00% 3/15/28	5,000,000	5,742,250
5.00% 11/15/29	6,000,000	6,985,200
Second Series
5.00% 4/15/18	4,335,000	5,147,292
5.00% 1/1/22	10,000,000	11,083,900
		30,761,987
Transportation Revenue Bonds – 8.09%
Allegheny County Airport Revenue Refunding (Pittsburgh International Airport Project)
Series A 5.75% 1/1/14 (NATL-RE) (AMT)	5,910,000	6,091,733
Lehigh Northampton Airport Authority Revenue Series A
6.00% 5/15/25 (NATL-RE) (AMT)	1,525,000	1,527,074
6.00% 5/15/30 (NATL-RE) (AMT)	2,700,000	2,701,674
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project) Refunding Series A
5.00% 11/1/32 (AMT)	3,500,000	3,785,110
5.00% 11/1/41 (AMT)	5,000,000	5,286,350
Pennsylvania Turnpike Commission Revenue
(Motor License Fund) Subordinate Special Series B 5.00% 12/1/41	6,500,000	7,035,079
Series A 5.00% 12/1/22	2,550,000	3,082,287
Series A 5.00% 12/1/23	2,450,000	2,977,608
Series E 5.00% 12/1/29	5,000,000	5,603,900
Series E 5.00% 12/1/30	2,000,000	2,232,160
Philadelphia Airport Revenue Series A 5.375% 6/15/29 (ASSURED GTY)	4,030,000	4,565,023
		44,887,998
Water & Sewer Revenue Bonds – 1.82%
Cambridge Area Joint Authority Sewer Revenue
5.625% 12/1/28	1,150,000	1,254,869
6.00% 12/1/37	1,000,000	1,098,610
Philadelphia Water & Waste Revenue Refunding
5.00% 11/1/28	4,500,000	5,163,795
5.25% 12/15/14 (AMBAC)	2,450,000	2,551,332
		10,068,606
Total Municipal Bonds (cost $504,027,861)		546,152,014

Total Value of Securities – 98.49%
(cost $504,027,861)		546,152,014
Receivables and Other Assets Net of Liabilities – 1.51%		8,367,920
Net Assets Applicable to 67,107,544 Shares Outstanding – 100.00%		$554,519,934

•Variable rate security. The rate shown is the rate as of May 31, 2013. Interest rates reset periodically.
§Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Summary of Abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FGIC – Insured by Financial Guaranty Insurance Company
FHA – Federal Housing Administration
HUD – Housing and Urban Development Section 8
NATL-RE – Insured by National Public Finance Guarantee Corporation
RADIAN – Insured by Radian Asset Assurance
SGI – Insured by Syncora Guarantee Inc.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Feb. 28, 2010 – Feb. 28, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At May 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$504,027,861
Aggregate unrealized appreciation	43,331,828
Aggregate unrealized depreciation	(1,207,675)
Net unrealized appreciation	$42,124,153

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2013:

Level 2
Municipal Bonds	$546,152,014

During the period ended May 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit, and Market Risk
The Fund concentrates its investments in securities issued by municipalities mainly in Pennsylvania, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in Puerto Rico and the Virgin Islands whose bonds are also generally free from federal and Pennsylvania state personal income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2013, 9% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding.” "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2013, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

4. Fiscal Year Change
On May 23, 2013, the Board approved changing the Fund’s fiscal year from February 28/29 to August 31. This change will be effective for the period ending August 31, 2013.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: